Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Income (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income:
Total interest and dividend income	$ 8,763,000	$ 8,795,000	$ 8,994,000	$ 9,305,000	$ 9,685,000	$ 9,996,000	$ 10,400,000	$ 10,759,000	$ 35,857,000	$ 40,840,000	$ 46,240,000
Interest expense	2,377,000	2,496,000	2,794,000	2,914,000	3,169,000	4,078,000	3,738,000	3,892,000	10,581,000	14,877,000	18,415,000
Non-interest expenses	7,256,000	6,984,000	7,124,000	7,274,000	6,932,000	6,971,000	7,439,000	7,099,000	28,638,000	28,441,000	28,693,000
Income (loss) before income taxes	1,026,000	658,000	1,498,000	1,224,000	1,270,000	1,338,000	1,462,000	816,000	4,406,000	4,886,000	3,404,000
Income tax benefits	(50,000)	122,000	332,000	240,000	165,000	263,000	300,000	89,000	644,000	817,000	484,000
Net income	1,076,000	536,000	1,166,000	984,000	1,105,000	1,075,000	1,162,000	727,000	3,762,000	4,069,000	2,920,000
Preferred stock dividend and warrant accretion										(1,229,246)	(1,031,180)
Net income available for common shareholders					648,000	819,000	903,000	470,000	3,762,000	2,840,000	1,889,000
HopFed [Member]
Interest and dividend income:
Dividend income from subsidiary bank									5,500,000	6,000,000
Income on agency securities										56,000
Total interest and dividend income									5,500,000	6,056,000
Interest expense									733,000	745,000	742,000
Non-interest expenses									684,000	584,000	423,000
Total expenses									1,417,000	1,329,000	1,165,000
Income (loss) before income taxes									4,083,000	4,727,000	(1,165,000)
Income tax benefits									(496,000)	(367,000)	(316,000)
Income (loss) before equity in undistributed earnings of subsidiary									4,579,000	5,094,000	(849,000)
Equity in (distributions in excess of) earnings of subsidiary									(817,000)	(1,025,000)	3,769,000
Net income									3,762,000	4,069,000	2,920,000
Preferred stock dividend and warrant accretion										(1,229,000)	(1,031,000)
Net income available for common shareholders									$ 3,762,000	$ 2,840,000	$ 1,889,000